Trade and other liabilities and other non-current liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 21, 2022
Disclosure of detailed information about business combination [line items]
Current contingent consideration related to milestones CellPoint	€ 8,485
Non-current contingent consideration related to milestones CellPoint	€ 13,582
Cell Point Acquisition
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration		€ 20,211
Contingent consideration on certain development milestone		20,000
Contingent consideration on regulatory milestone		30,000
Contingent consideration on sales based milestone		50,000
Discount rate	12.50%
Probability, success, percentage	5.00%
Impact on contingent consideration liability of change in probability of success	€ 3,100
Current contingent consideration related to milestones CellPoint	8,500
Non-current contingent consideration related to milestones CellPoint	€ 13,600
Cell Point Acquisition | Maximum
Disclosure of detailed information about business combination [line items]
Additional contingent consideration		€ 100,000